Stockholders equity and dividend payment	9 Months Ended
Sep. 30, 2020
Stockholders' equity and dividend payment [Abstract]
Stockholders equity and dividend payment
Note 7 – Stockholders equity and dividend payment

	Common stock	Preferred stock
Issued at September 30, 2020	170,798,328	-
Numbers of shares authorized for issue
at September 30, 2020	250,000,000	1,000,000
Par value	$ 0.01	$ 0.01

Common stock:
Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Preferred stock:
In the first quarter 2017, the board established two series of preferred stock: Series C Preferred Stock and Series D Preferred Stock, the terms of which are detailed in Current Reports on Form 6-K dated January 30, 2017 and March 24, 2017, respectively.  As of September 30, 2020, no shares of Series C Preferred Stock or Series D Preferred Stock were outstanding. Terms and rights of any other preferred shares will be established by the board when or if such shares would be issued.

Stock repurchases
The Company did not make any share repurchases during Q3 2020.

Dividend payment

Dividend payment as of September 30, 2020:

Payment date	Total Payment	Per common share
September 2, 2020	$82.0 million	$0.48
May 26, 2020	$51.5 million	$0.35
February 25, 2020	$47.0 million	$0.32
Total payment as of September 30, 2020	$180.5 million	$1.15

Dividend payment as of December 31, 2019:

Payment date	Total Payment	Per common share
November 14, 2019	$7.3 million	$0.05
August 29, 2019	$2.8 million	$0.02
May 28, 2019	$11.4 million	$0.08
February 26, 2019	$7.1 million	$0.05
Total payment as of December 31, 2019	$28.7 million	$0.20